                                                                                                       May 1, 2008

Ms. Sally Samuel, Esq.
Office of Insurance Products
Division of Investment Management
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

RE:  Post-effective amendments under Rule 485(a) to certain Form N-4 registration statements

Dear Ms. Samuel:

Along with this letter, we are filing post-effective amendments under Rule 485(a) to the Form N-4 registration statements of
Prudential Annuities Life Assurance Corporation ("PALAC"), Pruco Life Insurance Company ("Pruco Life"), and Pruco Life Insurance
Company of New Jersey ("PLNJ") listed below.  These post-effective amendments describe the following: (a) addition of a death benefit to our existing Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven living benefits (b) addition of a "lifetime income accelerator" feature to our Highest Daily Lifetime Seven benefit, under which the annual income amount is increased if the
Owner becomes unable to perform two or more "activities of daily living" (c) expansion of the underlying fund options that are allowable with certain of our optional benefits (d) modification of the asset-transfer formula for Highest Daily Lifetime Seven and
Spousal Highest Daily Lifetime Seven (applicable only to new elections of each such benefit on or after July 21, 2008) and (e)
certain other changes.

The registration statements to which the Rule 485(a) filings relate are as follows:

o        PALAC's ASAP III (333-96577), Advisors Choice 2000 (333-08853), APEX II (333-71654), ASL II (333-71672), and XTra Credit SIX
         (333-71834).  Certain of those PALAC annuities are sold on a "private label" basis through a separate prospectus, and accordingly, we have created a separate supplement for that private label version.
o        Pruco Life's Prudential Premier Series annuities (333-130989 and 333-144639).
o        PLNJ's Prudential Premier Series annuities (333-131035 and 333-144657).

When we make the 485(b) filings in relation to the instant Rule 485(a) filings, we also will file the final version of each supplement with the companion PALAC Form S-3s (file nos. 333-24989 and 333-136996).

We represent and acknowledge that:

o        the depositor and the registrant are responsible for the adequacy and accuracy of the disclosure in the instant filings; and
o        staff comments, or changes to disclosure in response to staff comments in the filings reviewed by the staff, do not foreclose the Commission from taking any action with respect to the instant filings; and
o        the depositor and the registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We appreciate your attention to these filings.

                                                              Sincerely,

                                                       /s/C. Christopher Sprague
                                                              C. Christopher Sprague